Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of number of employees [line items]
Number of employees	28,318	29,380	31,530
Americas [member]
Disclosure of number of employees [line items]
Number of employees	10,951	11,943	12,701
The Netherlands [member]
Disclosure of number of employees [line items]
Number of employees	3,089	4,464	4,503
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	3,435	2,673	2,478
Central & Eastern Europe [member]
Disclosure of number of employees [line items]
Number of employees	2,337	2,317	2,470
Spain & Portugal [member]
Disclosure of number of employees [line items]
Number of employees	610	600	534
Asia [member]
Disclosure of number of employees [line items]
Number of employees	6,025	5,579	7,163
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	6,497	5,944	7,499
Joint ventures and associates [member] | Americas [member]
Disclosure of number of employees [line items]
Number of employees	549	561	545
Joint ventures and associates [member] | Spain & Portugal [member]
Disclosure of number of employees [line items]
Number of employees	83	41	33
Joint ventures and associates [member] | Asia [member]
Disclosure of number of employees [line items]
Number of employees	5,702	5,186	6,780
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,500	1,474	1,382
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	163	156	141
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	371	330	299